Tax-related balances (Tables)	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Summary Of Tax Credit And Other Receivables Payables
A.
Tax credit and other receivables/Other payables

(In thousand Euros)	June 30, 2025	December 31, 2024
VAT receivables	3,284	2,740
Government Grant receivables	1,031	1,872
Income tax credit receivables (short term)	1,117	1,073
Income tax credit receivables (long term)	3,752	6,047
Other tax receivable	118	181
Total	9,302	11,913

(In thousand Euros)	June 30, 2025	December 31, 2024
VAT payable	2,572	1,612
Social Security payable	515	307
Personal Income Tax payable	620	1,152
Deferred tax liability	2,814	3,412
Total	6,521	6,483

Summary Of Income Tax Credit RecognizedIn Profit Loss
B.
Amounts recognized in profit or loss

(In thousand Euros)	June 30, 2025	June 30, 2024
Loss before Tax	(33,500)	(59,501)
Tax income (at 25%)	8,375	14,288
Unrecognized deferred tax assets on tax losses	(8,375)	(14,288)
Deductions and credits generated	1,178	(844)
Other adjustments	(202)	(422)
Income tax expense/(income)	976	(1,266)

Summary Of Information About Offset Of Unrecognized Tax losses

As of June 30, 2025 and December 31, 2024 details of unrecognized tax losses to be offset are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	41,962	41,962
2024	80,676	80,676
2025	18,750	—
Total	281,475	262,725